Other reserves (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015
Other reserves
Balance at the beginning	¥ 590,598,000	¥ (249,356,000)	¥ (22,240,000)
Translation of foreign operations	(731,000)	672,000	1,088,000
Disposal of a subsidiary due to loss of control	(28,579,000)	(2,541,000)	68,000
Share-based payment reserve	78,967,000	47,788,000
Share re-purchase	1,982,000
Issuance of shares		211,959,000	25,700,000
Transaction costs related to issuance of shares upon initial public offering		(45,516,000)
Balance at the end	425,736,000	590,598,000	(249,356,000)
Share-based compensation expenses	78,967,000	47,788,000
Reserves
Other reserves
Balance at the beginning	789,285,000	95,245,000	66,684,000
Translation of foreign operations	(731,000)	672,000	1,088,000
Transfer to statutory reserve	194,000	4,621,000	4,875,000
Disposal of a subsidiary due to loss of control			(17,000)
Further acquisition of interests in subsidiaries (Note 32)	92,000	(5,741,000)	(3,410,000)
Partial disposal of interests in subsidiaries without loss of control (Note 32)	2,548,000	493,000	331,000
Share-based payment reserve	78,967,000	47,788,000
Issuance of shares		211,906,000	25,694,000
Transaction costs related to issuance of shares upon initial public offering		(45,516,000)
Preferred shares converted into ordinary share upon initial public offering		339,346,000
Exchangeable note converted into ordinary share upon initial public offering		140,471,000
Balance at the end	870,355,000	789,285,000	95,245,000
Capital reserve
Other reserves
Balance at the beginning	707,510,000	61,303,000	35,609,000
Issuance of shares		211,906,000	25,694,000
Transaction costs related to issuance of shares upon initial public offering		(45,516,000)
Preferred shares converted into ordinary share upon initial public offering		339,346,000
Exchangeable note converted into ordinary share upon initial public offering		140,471,000
Balance at the end	707,510,000	707,510,000	61,303,000
Merger reserve
Other reserves
Balance at the beginning	(10,000,000)	(10,000,000)	(10,000,000)
Balance at the end	(10,000,000)	(10,000,000)	(10,000,000)
Statutory reserve
Other reserves
Balance at the beginning	42,583,000	37,962,000	33,104,000
Transfer to statutory reserve	194,000	4,621,000	4,875,000
Disposal of a subsidiary due to loss of control			(17,000)
Balance at the end	¥ 42,777,000	42,583,000	37,962,000
Threshold percentage of share capital reserves to total share capital after which appropriation is optional	50.00%
Share-based compensation reserve
Other reserves
Balance at the beginning	¥ 115,748,000	67,960,000	67,960,000
Share-based payment reserve	78,967,000	47,788,000
Balance at the end	194,715,000	115,748,000	67,960,000
Reserve resulting from lapsing of options				¥ 67,960,000
Other reserve
Other reserves
Balance at the beginning	(66,556,000)	(61,980,000)	(59,989,000)
Translation of foreign operations	(731,000)	672,000	1,088,000
Further acquisition of interests in subsidiaries (Note 32)	92,000	(5,741,000)	(3,410,000)
Partial disposal of interests in subsidiaries without loss of control (Note 32)	2,548,000	493,000	331,000
Balance at the end	(64,647,000)	(66,556,000)	¥ (61,980,000)
Share-based compensation expenses	¥ 78,967,000	¥ 47,788,000